UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.0%

	Shares	Value
CONSUMER DISCRETIONARY — 16.7%
Amazon.com *	36,520	$19,580,198
Comcast, Cl A	256,149	15,986,259
Dollar General	141,700	11,388,429
Home Depot	124,790	14,604,174
Macy’s	177,590	12,264,365
Omnicom Group	123,645	9,035,977
TJX	163,103	11,387,851
VF	112,444	8,668,308
Walt Disney	65,560	7,867,200

		110,782,761

CONSUMER STAPLES — 4.5%
Colgate-Palmolive	103,795	7,060,136
CVS Health	128,066	14,403,583
PepsiCo	86,883	8,371,177

		29,834,896

ENERGY — 5.3%
Anadarko Petroleum	159,904	11,888,862
EOG Resources	68,455	5,284,041
EQT	61,523	4,728,043
Williams	255,966	13,433,096

		35,334,042

FINANCIALS — 16.5%
American Express	104,175	7,923,550
Bank of America	427,115	7,636,816
BlackRock, Cl A	21,751	7,315,296
Capital One Financial	157,845	12,832,799
Citigroup	167,783	9,808,594
JPMorgan Chase	217,456	14,902,260
Prudential Financial	166,350	14,698,686
Simon Property Group REIT	45,628	8,542,474
US Bancorp	282,255	12,760,749
Wells Fargo	232,153	13,434,694

		109,855,918

HEALTH CARE — 17.2%
Aetna	111,704	12,619,201
Allergan *	43,982	14,564,639
Express Scripts Holding *	157,199	14,158,914
Johnson & Johnson	119,175	11,942,527
Medtronic	230,513	18,069,914
Merck	175,692	10,358,800
Stryker	110,665	11,317,710
Thermo Fisher Scientific	36,215	5,053,079
UnitedHealth Group	133,845	16,248,783

		114,333,567

INDUSTRIALS — 9.2%
Boeing	71,940	10,371,590
Danaher	150,752	13,802,853

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
General Electric	635,959	$16,598,530
Tyco International	147,370	5,598,586
Union Pacific	59,285	5,785,623
United Technologies	89,613	8,989,080

		61,146,262

INFORMATION TECHNOLOGY — 24.4%
Alliance Data Systems *	27,555	7,578,727
Apple	184,320	22,358,016
Automatic Data Processing	210,244	16,771,164
Cisco Systems	429,791	12,214,660
Citrix Systems *	99,265	7,505,427
EMC	435,735	11,716,914
Fidelity National Information Services	114,278	7,477,210
Fiserv *	140,661	12,217,815
Google, Cl A *	9,597	6,310,027
Google, Cl C *	26,596	16,638,724
Microsoft	289,673	13,527,729
Oracle	363,250	14,508,205
QUALCOMM	72,595	4,674,392
Visa, Cl A	117,113	8,823,293

		162,322,303

MATERIALS — 1.5%
Praxair	86,283	9,848,342

TELECOMMUNICATION SERVICES — 1.7%
Verizon Communications	240,095	11,234,045

TOTAL COMMON STOCK (Cost $435,971,822)		644,692,136

CASH EQUIVALENT (A) — 2.8%

AIM Short-Term Investment Company Liquid Assets Portfolio, Institutional Class, 0.060% (Cost $19,004,131)	19,004,131	19,004,131

TOTAL INVESTMENTS — 99.8% (Cost $454,975,953) †		$663,696,267

Percentages are based on Net Assets of $664,753,623.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

Cl	Class

REIT	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND
JULY 31, 2015
(Unaudited)

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $454,975,953, and the unrealized appreciation and depreciation were $213,761,498 and $(5,041,184), respectively.

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-001-0400

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.9% **

	Shares	Value
CONSUMER DISCRETIONARY — 22.8%
AutoNation *	33,314	$2,076,795
AutoZone *	9,254	6,486,499
Bed Bath & Beyond *	33,108	2,159,635
BorgWarner	26,219	1,303,347
Carter’s	17,839	1,809,053
Charter Communications, Cl A *	8,534	1,586,129
Delphi Automotive	20,101	1,569,486
Dick’s Sporting Goods	28,378	1,446,710
Discovery Communications, Cl C *	55,317	1,676,105
Dollar Tree *	53,158	4,147,919
Foot Locker	39,791	2,807,255
GameStop, Cl A	38,198	1,751,378
LKQ *	61,538	1,935,986
Marriott International, Cl A	42,979	3,120,705
Mohawk Industries *	12,853	2,591,036
O’Reilly Automotive *	5,861	1,408,457
Panera Bread, Cl A *	10,025	2,046,303
Polaris Industries	12,390	1,698,173
Ross Stores	60,869	3,235,796
Tractor Supply	27,042	2,501,926
Ulta Salon Cosmetics & Fragrance *	7,197	1,194,918
Whirlpool	12,493	2,220,381

		50,773,992

CONSUMER STAPLES — 4.7%
Brown-Forman, Cl B	24,368	2,641,735
Church & Dwight	29,921	2,583,080
Monster Beverage *	33,931	5,210,105

		10,434,920

ENERGY — 1.5%
Concho Resources *	15,526	1,654,451
EQT	20,513	1,576,424

		3,230,875

FINANCIALS — 7.3%
American Tower, Cl A REIT	18,559	1,765,147
Ameriprise Financial	24,985	3,139,865
Equinix REIT	9,254	2,581,033
Intercontinental Exchange	9,614	2,192,376
Jones Lang LaSalle	15,063	2,681,816
T Rowe Price Group	23,032	1,776,458
TD Ameritrade Holding	56,757	2,084,685

		16,221,380

HEALTH CARE — 17.3%
Aetna	30,486	3,444,003
Alkermes *	36,193	2,534,234
AmerisourceBergen, Cl A	39,072	4,131,864
Envision Healthcare Holdings *	45,961	2,059,053
HCA Holdings *	23,957	2,228,241
HealthSouth	57,939	2,647,812

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Humana	16,605	$3,023,604
Jazz Pharmaceuticals *	9,459	1,818,398
Medivation *	30,743	3,238,160
MEDNAX *	49,456	4,185,956
Mylan *	44,315	2,481,197
Team Health Holdings *	46,783	3,153,642
Universal Health Services, Cl B	24,574	3,568,882

		38,515,046

INDUSTRIALS — 8.8%
AMETEK	59,738	3,169,101
Hubbell, Cl B	13,829	1,443,886
IHS, Cl A *	12,441	1,555,498
Kansas City Southern	16,091	1,596,066
Pentair	21,644	1,316,172
Rexnord *	49,662	1,052,834
Roper Technologies	20,461	3,422,512
Stericycle *	15,834	2,232,119
Wabtec	15,680	1,586,659
WW Grainger	9,614	2,198,818

		19,573,665

INFORMATION TECHNOLOGY — 29.0%
Alliance Data Systems *	23,237	6,391,104
Altera	53,364	2,650,056
Amphenol, Cl A	37,426	2,111,201
ANSYS *	21,541	2,028,085
Avago Technologies, Cl A	42,465	5,314,070
Cardtronics *	61,949	2,296,449
Check Point Software Technologies *	41,282	3,334,347
Citrix Systems *	16,605	1,255,504
Cognizant Technology Solutions, Cl A *	96,445	6,085,679
EPAM Systems *	46,680	3,459,455
Fidelity National Information Services	23,700	1,550,691
Fiserv *	74,853	6,501,732
Global Payments	17,017	1,907,436
Microchip Technology	61,281	2,625,278
NXP Semiconductors *	46,372	4,497,620
PTC *	49,971	1,816,446
Skyworks Solutions	37,632	3,600,254
TE Connectivity	26,682	1,625,467
Vantiv, Cl A *	79,017	3,476,748
WEX *	18,816	1,919,985

		64,447,607

MATERIALS — 4.0%
Ashland	13,624	1,557,496
Berry Plastics Group *	64,982	2,115,814
Crown Holdings *	35,833	1,845,758
FMC	26,116	1,267,670
International Flavors & Fragrances	18,559	2,145,235

		8,931,973

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued

	Shares	Value
TELECOMMUNICATION SERVICES — 1.5%
SBA Communications, Cl A *	27,299	$3,295,535

TOTAL COMMON STOCK (Cost $198,283,898)		215,424,993

CASH EQUIVALENT (A) — 3.2%

AIM Short-Term Investment Company Liquid Assets Portfolio, Institutional Class, 0.060% (Cost $7,101,604)	7,101,604	7,101,604

TOTAL INVESTMENTS — 100.1% (Cost $205,385,502) †		$222,526,597

Percentages are based on Net Assets of $222,223,810.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting

(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

Cl	Class

REIT	Real Estate Investment Trust

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $205,385,502, and the unrealized appreciation and depreciation were $21,998,550 and $(4,857,455), respectively.

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-002-0300

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 58.9%

	Shares	Value
CONSUMER DISCRETIONARY — 6.6%
Home Depot	20,425	$2,390,338
McDonald’s	19,000	1,897,340
Regal Entertainment Group, Cl A	163,500	3,368,100
Six Flags Entertainment	46,469	2,167,314
Time Warner Cable	10,503	1,995,675
Tupperware Brands	36,400	2,128,308

		13,947,075

CONSUMER STAPLES — 2.3%
Kellogg	36,975	2,446,636
PepsiCo	24,225	2,334,078

		4,780,714

ENERGY — 4.6%
Kinder Morgan	80,600	2,791,984
Occidental Petroleum	58,150	4,082,130
Williams	55,900	2,933,632

		9,807,746

FINANCIALS — 13.4%
Ares Capital	163,900	2,637,151
BankUnited	59,750	2,182,070
Golub Capital	153,250	2,497,975
Hercules Technology Growth Capital	225,300	2,518,854
JPMorgan Chase	49,150	3,368,250
Navient	125,800	1,975,060
New Mountain Finance	184,575	2,678,183
Plum Creek Timber REIT	51,300	2,103,300
Prudential Financial	36,275	3,205,259
Sabra Health Care REIT	79,200	2,166,120
US Bancorp	69,200	3,128,532

		28,460,754

HEALTH CARE — 6.0%
Johnson & Johnson	32,225	3,229,267
Merck	55,825	3,291,442
Novartis ADR	26,875	2,788,281
Pfizer	93,650	3,377,019

		12,686,009

INDUSTRIALS — 7.9%
Boeing	19,325	2,786,085
General Electric	148,875	3,885,638
Lockheed Martin	16,750	3,468,925
TAL International Group	52,250	1,034,550
Union Pacific	25,050	2,444,629
United Parcel Service, Cl B	31,395	3,213,592

		16,833,419

INFORMATION TECHNOLOGY — 8.7%
Apple	29,300	3,554,090
Automatic Data Processing	39,900	3,182,823
Cisco Systems	108,325	3,078,597

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued

	Shares/Face Amount	Value
INFORMATION TECHNOLOGY — continued
Intel	26,770	$774,991
Microchip Technology	60,819	2,605,486
Microsoft	45,025	2,102,667
Paychex	42,025	1,949,960
Seagate Technology	22,275	1,127,115

		18,375,729

MATERIALS — 2.5%
Potash Corp. of Saskatchewan	68,600	1,864,548
Praxair	13,750	1,569,425
Scotts Miracle-Gro, Cl A	32,125	1,940,029

		5,374,002

TELECOMMUNICATION SERVICES — 1.4%
Verizon Communications	65,150	3,048,369

UTILITIES — 5.5%
Abengoa Yield	73,725	1,871,141
Edison International	47,740	2,864,877
NextEra Energy	23,754	2,498,921
NRG Yield, Cl A	49,750	980,572
NRG Yield, Cl C	49,750	959,678
TerraForm Power, Cl A	79,350	2,393,196

		11,568,385

TOTAL COMMON STOCK (Cost $123,596,640)		124,882,202

CORPORATE OBLIGATIONS — 22.6%

CONSUMER DISCRETIONARY — 4.1%
Goodyear Tire & Rubber 8.250%, 08/15/20	$1,200,000	1,254,000
Hanesbrands 6.375%, 12/15/20	1,100,000	1,148,125
Numericable Group 4.875%, 05/15/19 (A)	2,000,000	2,030,000
Sirius XM Radio 6.000%, 07/15/24 (A)	750,000	781,875
5.875%, 10/01/20 (A)	1,250,000	1,312,500
Speedway Motorsports 5.125%, 02/01/23	1,835,000	1,816,650
Tenneco 5.375%, 12/15/24	330,000	340,725

		8,683,875

ENERGY — 6.1%
Chesapeake Energy 4.875%, 04/15/22	1,500,000	1,207,500
DCP Midstream 6.750%, 09/15/37 (A)	1,500,000	1,383,281
Genesis Energy 6.000%, 05/15/23	1,700,000	1,619,250
Kinder Morgan MTN 7.800%, 08/01/31	1,400,000	1,582,284
Linn Energy 6.500%, 05/15/19	500,000	307,500

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
JULY 31, 2015
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Regency Energy Partners
5.500%, 04/15/23	$3,265,000	$3,273,162
Sabine Pass Liquefaction
5.750%, 05/15/24	1,250,000	1,242,969
5.625%, 03/01/25 (A)	750,000	738,750
Targa Resources Partners
5.000%, 01/15/18 (A)	1,500,000	1,552,500

		12,907,196

FINANCIALS — 4.5%
Ally Financial
3.750%, 11/18/19	1,900,000	1,890,500
Ares Capital
3.875%, 01/15/20	2,500,000	2,546,052
Bank of America MTN
3.950%, 04/21/25	3,250,000	3,151,863
Sabra Health Care
5.500%, 02/01/21	1,900,000	1,971,250

		9,559,665

HEALTH CARE — 1.5%
HCA
6.500%, 02/15/20	1,150,000	1,285,844
5.000%, 03/15/24	1,000,000	1,041,250
Universal Health Services
3.750%, 08/01/19 (A)	750,000	765,000

		3,092,094

INDUSTRIALS — 1.7%
Masco
4.450%, 04/01/25	2,000,000	2,005,000
United Rentals North America
6.125%, 06/15/23	1,650,000	1,699,500

		3,704,500

INFORMATION TECHNOLOGY — 2.2%
CommScope Technologies Finance
6.000%, 06/15/25 (A)	2,000,000	1,975,000
NXP BV
4.625%, 06/15/22 (A)	1,000,000	990,000
Sanmina
4.375%, 06/01/19 (A)	1,750,000	1,776,250

		4,741,250

MATERIALS — 2.5%
NOVA Chemicals
5.000%, 05/01/25 (A)	2,000,000	1,980,000
Rockwood Specialties Group
4.625%, 10/15/20	3,160,000	3,286,305

		5,266,305

TOTAL CORPORATE OBLIGATIONS (Cost $49,171,320)		47,954,885

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
JULY 31, 2015
(Unaudited)

EXCHANGE TRADED FUNDS — 8.2%

	Shares	Value
iShares iBoxx $ Investment Grade Corporate Bond ETF	30,900	$3,595,215
PIMCO 0-5 Year High Yield Corporate Bond ETF	36,990	3,661,640
PowerShares Senior Loan Portfolio	424,285	10,051,312

TOTAL EXCHANGE TRADED FUNDS (Cost $18,160,918)		17,308,167

CLOSED-END FUNDS — 2.8%

BlackRock Municipal Income Trust	119,000	1,642,200
BlackRock MuniYield Quality Fund III	151,176	2,122,511
Nuveen Municipal Opportunity Fund	153,075	2,161,419

TOTAL CLOSED-END FUNDS (Cost $5,812,560)		5,926,130

PREFERRED STOCK — 1.1%

FINANCIALS — 1.1%
State Street, 5.250%	8,165	203,227
Wells Fargo, 7.500% *	1,700	2,026,587

TOTAL PREFERRED STOCK (Cost $2,270,645)		2,229,814

CASH EQUIVALENT (B) — 6.3%

AIM Short-Term Investment Company Liquid Assets Portfolio, Institutional Class, 0.060% (Cost $13,374,413)	13,374,413	13,374,413

TOTAL INVESTMENTS — 99.9% (Cost $212,386,496) †		$211,675,611

Percentages are based on Net Assets of $211,903,038.

*	Non-income producing security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The reporting rate is the 7-day effective yield as of July 31, 2015.

ADR	American Depositary Receipt

Cl	Class

ETF	Exchange Traded Fund

MTN	Medium Term Note

REIT	Real Estate Investment Trust

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $212,386,496, and the unrealized appreciation and depreciation were $8,455,680 and $(9,166,565), respectively.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
JULY 31, 2015
(Unaudited)

The following is a summary of the inputs used as of July 31, 2015 when valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$124,882,202	$—	$—	$124,882,202
Corporate Obligations	—	47,954,885	—	47,954,885
Exchange Traded Funds	17,308,167	—	—	17,308,167
Closed-End Funds	5,926,130	—	—	5,926,130
Preferred Stock	2,229,814	—	—	2,229,814
Cash Equivalent	13,374,413	—	—	13,374,413

Total Investments in Securities	$163,720,726	$47,954,885	$—	$211,675,611

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-003-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015